Stock-Based Compensation - Schedule of Black-scholes Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility, Minimum	72.50%	72.00%
Expected volatility, Maximum	99.10%	119.10%
Risk-free interest rate, Minimum	3.60%	3.80%
Risk-free interest rate, Maximum	4.20%	4.70%
Expected term of options/life (in years)	6 years 3 months 18 days
Stock Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term of options/life (in years)		3 years
Stock Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term of options/life (in years)		6 years 3 months 18 days
Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	112.90%	129.30%
Risk-free interest rate	4.30%	5.40%
Expected term of options/life (in years)	6 months	6 months